FORECLOSED ASSETS (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
FORECLOSED ASSETS [Abstract]
Activity in Foreclosed Assets
The following table summarizes the activity in foreclosed assets for the six month periods ended June 30, 2018 and 2017:

	June 30, 2018	June 30, 2017
Dollars in thousands
Balance, beginning of year	$789	$1,011
Additions	1,618	-
Proceeds from sale	(210)	(211)
Valuation adjustments	(248)	(193)
Gains/(losses) on sales	22	(24)
Balance, end of quarter	$1,971	$583

The following table summarizes the activity in foreclosed assets for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Dollars in thousands
Balance, beginning of year	$1,011	$1,994
Additions	520	609
Proceeds from sale	(523)	(1,165)
Valuation adjustments	(195)	(373)
Losses on sales	(24)	(54)
Balance, end of year	$789	$1,011